Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	Year ended December 31,
Group	2023	2022
	$000	$000
Trade payables	4,137	4,962
Accruals	2,250	1,570
	6,387	6,532